Investment income	12 Months Ended
Dec. 31, 2025
Investment income [abstract]
Investment income	23 Investment income

Investment income
in EUR million	2025	2024	2023
Dividend income	116	117	105
Realised gains/losses on disposal of debt instruments measured at FVOCI	28	-104	-11
Other investment income	-15
	129	13	95
Dividend income mainly consists of dividend received from ING’s equity stake in Bank of Beijing.